Submission	Sep. 12, 2025
Submission [Line Items]
Central Index Key	0000711669
Registrant Name	COLONY BANKCORP INC
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A